UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23365

NB Crossroads Private Markets Fund VI LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund VI LP

Financial Statements

For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020

NB Crossroads Private Markets Fund VI LP
For the Period February 14, 2020 (Commencement of Operations)
Through March 31, 2020

NB Crossroads Private Markets Fund VI LP
Statement of Assets, Liabilities and Partners’ Capital – Net Assets
As of March 31, 2020

Assets

Investment in the Master Fund, at fair value	$2,281,862
Cash and cash equivalents	4,635,827
Due from Partners	67,502

Total Assets	$6,985,191

Liabilities

Due to Master Fund	$2,367,465
Distribution and servicing fees payable	77,763
Administration service fees payable	10,300
Audit fees payable	9,500
Other payables	135

Total Liabilities	2,465,163

Commitments and contingencies (Note 4)

Partners’ Capital - Net Assets	$4,520,028

Units of Partnership Interests outstanding (unlimited units authorized)	4,734.93
Net Asset Value Per Unit	$954.61

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI LP

Statement of Operations

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

Net Investment Loss Allocated from the Master Fund:
Expenses	$(117,204)

Total Net Investment Loss Allocated from the Master Fund	(117,204)

Fund Expenses:

Distribution and servicing fees	77,763
Administration service fees	10,300
Audit fees	9,500
Other fees	135

Total Fund Expenses	97,698

Net Investment Loss	(214,902)

Net Decrease in Partners’ Capital – Net Assets Resulting from Operations	$(214,902)

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are
an integral part of these financial statements.

NB Crossroads Private Markets Fund VI LP

Statement of Changes in Partners’ Capital – Net Assets

For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020

Total Partners' Capital
Partners' committed capital	$92,950,509

Partners' capital at Feburary 14, 2020	$-
Capital contributions	4,734,930
Net investment loss	(214,902)
Partners' capital at March 31, 2020	$4,520,028

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP
are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI LP

Statement of Cash Flows

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

CASH FLOWS FROM OPERATING ACTIVITIES
Net change in Partners’ Capital – Net Assets resulting from operations	$(214,902)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Master Fund	(31,601)
Change in fair value of investment in the Master Fund	117,204
Changes in assets and liabilities related to operations
Increase (decrease) in distribution and servicing fees payable	77,763
Increase (decrease) in administration service fees payable	10,300
Increase (decrease) in audit fees payable	9,500
Increase (decrease) in other payables	135

Net cash provided by (used in) operating activities	(31,601)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	4,667,428
Net cash provided by (used in) financing activities	4,667,428

Net change in cash and cash equivalents	4,635,827
Cash and cash equivalents at the beginning of the period	-

Cash and cash equivalents at the end of the period	$4,635,827

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are
an integral part of these financial statements.

NB Crossroads Private Markets Fund VI LP
Financial Highlights

	For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(45.39)
Net decrease in net assets resulting from operations after incentive	(45.39)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners' Capital - Net Assets due to distributions to Partners	-
NET ASSET VALUE, END OF PERIOD	$954.61
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(4.54	%)(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net assets, end of period in thousands (000's)	$4,520
Ratios to Average Partners' Capital - Net Assets: (5)
Expenses	86.07	%(6)
Net investment loss	(86.07	%)(6)

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	NM

(1)	Selected data for a unit of partnership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the
Partnership during the period and assumes distributions, if any, were reinvested. The Partnership's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - net assets is calculated for the Partnership taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on February 14, 2020 through March 31, 2020.
As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Partnership.
(6)	Annualized for the period ended February 14, 2020 (Commence of Operations) through March 31, 2020. The expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For period ended March 31, 2020, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI LP

Notes to Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

  Through March 31, 2020

1. Organization

NB Crossroads Private Markets Fund VI LP (the “Partnership”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Partnership was organized as a Delaware limited liability company on April 25, 2019. The Partnership commenced operations on February 14, 2020. The Partnership’s terms will expire on December 31 following the tenth anniversary from the initial subscription closing date (the “Initial Closing”), subject to two one-year extensions which may be approved by the Board of Directors of the Partnership (the “Board” or the “Board of Directors”). Thereafter, the term of the Partnership may be extended by consent of a majority-in-interest of its Partners as defined in the Partnership’s limited partnership agreements (the “LP Agreement”).

The Partnership’s investment objective is to provide attractive long-term returns. The Partnership pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”). The Master Fund seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third-party private equity funds (“Underlying Investments”) and by co-investing directly in portfolio companies. Neither the Master Fund, the Partnership, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the Partnership will achieve its investment objective.

The financial statements of the Master Fund, are attached to this report and should be read in conjunction with the Partnership's financial statements. The percentage of the Master Fund’s partners' contributed capital owned by the Partnership at March 31, 2020 was 100%.

The Board has overall responsibility to manage and supervise the operation of the Partnership, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the Partnership. The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

2. Significant Accounting Policies

The Partnership meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Partnership in the preparation of its financial statements.

NB Crossroads Private Markets Fund VI LP

Notes to Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

  Through March 31, 2020

A. Basis of Accounting

The Partnership’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Partnership are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the Partnership's investment in the Master Fund reflects the Partnership's proportionate interest in the total Partners’ contributed capital of the Master Fund at March 31, 2020. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Partnership’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Partners' Capital can include deposits in money market accounts, which are classified as Level 1 assets. As of March 31, 2020, the Partnership held $4,635,827 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Partnership records its share of the Master Fund’s investment income, expenses, and realized and change in unrealized gains and losses in proportion to the Partnership's aggregate commitment to the Master Fund. The Master Fund’s income and expense recognition policies are discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

NB Crossroads Private Markets Fund VI LP

Notes to Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

  Through March 31, 2020

F. Income Taxes

The Partnership has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of March 31, 2020 there is no provision for federal income or excise tax within the financial statements.

 Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Partnership’s investment in the Master Fund for federal income tax purposes is based on amounts reported to the Partnership by the Master Fund. As of March 31, 2020, the cost of the Partnership’s investment in the Master Fund for federal income tax purposes aggregated $2,399,066. The net and gross unrealized appreciation for federal income tax purposes on the Partnership’s investment in the Master Fund was estimated to be $0.

The Partnership files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Partnership is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2019, there are no tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations. FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Partnership is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Sub-Adviser has reviewed the Partnership’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Partnership’s financial statements for the period February 14, 2020 (Commencement of Operations) through March 31, 2020 . The Partnership recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Partnership did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Partnership (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The Partnership bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); Independent Directors’ fees (as defined herein); Advisory fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

NB Crossroads Private Markets Fund VI LP

Notes to Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

  Through March 31, 2020

I. Organizational and Offering Costs

Organization and offering costs are cost incidental to the organization, issuing and marketing of the interest in a partnership and are non-recurring in nature. The Partnership shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s exceed $400,000 as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser. For the period ended March 31, 2020, organization and offering costs exceeded $400,000 and as such the Master Fund has incurred Organization costs of $32,450 of which $32,450 was allocated to the Partnership.

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Partnership, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund‘s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Master Fund incurred Advisory Fees totaling $0, of which $0 was allocated to the Partnership.

In consideration for the services provided under the Placement Agreement, the Partnership pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing Fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.75% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Partners’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Partnership incurred Distribution and Servicing Fees totaling $77,763.

Pursuant to an Administrative and Accounting Services Agreement, the Partnership retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial accounting, and investor services to the Partnership. In consideration for these services, the Partnership pays the Administrator a fixed fee of $10,000 per calendar quarter. In accordance with the service level agreement fees may be charged for out of scope services and quarterly filings made on behalf of the Partnership. For the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Partnership incurred administration service fees totaling $10,300.

The Board consists of six directors, each of whom is not an “interested person” of the Partnership as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund . For the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Master Fund incurred $21,875 in Independent Directors’ fees, of which $21,875 was allocated to the Partnership.

NB Crossroads Private Markets Fund VI LP

Notes to Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

  Through March 31, 2020

4. Capital Commitments from Partners

At March 31, 2020 capital commitments from Partners totaled $92,950,509. Capital contributions received by the Partnership with regard to satisfying Partners’ capital commitments totaled $4,734,930, which represents approximately 5% of committed capital at March 31, 2020.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the period February 14, 2020 (Commencement of Operations) through March 31, 2020 the Partnership issued 4,734.93 units.

The net profits or net losses of the Partnership are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of March 31, 2020, the Partnership has not made any distributions to Partners.

5. Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

NB Crossroads Private Markets Fund VI LP

Notes to Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

  Through March 31, 2020

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund . The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the Partnership, may cause the Master Fund to, in turn, default on its commitment to a Underlying Investment. In this case, the Master Fund , and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) may impact operating performance at the Master Fund’s portfolio companies in the near term.

The Partnership has evaluated all events subsequent to May 30, 2020, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Partners and Board of Directors

NB Crossroads Private Markets Fund VI LP:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital – net assets of NB Crossroads Private Markets Fund VI LP (the Company), as of March 31, 2020, the related statements of operations, changes in partners’ capital – net assets, and cash flows for the period from February 14, 2020 (commencement of operations) through March 31, 2020, and the related notes (collectively, the financial statements) and the financial highlights for the period from February 14, 2020 through March 31, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of March 31, 2020, the results of its operations, the changes in its net assets, cash flows, and the financial highlights for the period from February 14, 2020 through March 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included verification of investments owned as of March 31, 2020, by examination of the underlying records of NB Crossroads Private Market Fund VI Holdings LP. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more NB Private Markets/NB Crossroads Private Markets investment companies since 2016.

Boston, Massachusetts

May 30, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

12

NB Crossroads Private Markets Fund VI LP

Supplemental Information

March 31, 2020 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Partnership’s policies and procedures used to determine how to vote proxies relating to the Partnership’s portfolio securities, as well as information regarding proxy votes cast by the Partnership (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Partnership at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Partnership did not receive any proxy solicitations during the period February 14, 2020 (Commencement of Operations) through March 31, 2020.

The Partnership files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Partnership’s N-PORT filings are in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund VI L

Board of Directors of the Partnership

March 31, 2020 (Unaudited)

Information pertaining to the Board of Directors of the Partnership is set forth below.

Name, Position(s) Held, Address, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex* Overseen by Director	Other Directorships Held by Director During Past 5 Years
Disinterested Directors

Virginia G. Breen, Director 1290 Avenue of the Americas New York, NY 10104 (1964)	Term Indefinite – Since Inception	Partner, Chelsea Partners (7/11 to present); private investor and board member of certain entities (as listen herein)	19	Director, Jones Lang LaSalle Property Trust, Inc.; Trustee/Director, UBS A&Q Registered Fund Complex (4 funds); Director, Calamos Fund Complex (26 funds); Director, Paylocity Holding Corp.

Alan Brott, Director 1290 Avenue of the Americas New York, NY 10104 (1942)	Term Indefinite – Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (2000-2017); Former Partner of Ernst & Young.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Director of Stone Harbor Investment Funds (8 funds), Stone Harbor Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.

Victor F. Imbimbo, Jr., Director 1290 Avenue of the Americas New York, NY 10104 (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldwide, and Executive Vice President of TBWA\New York.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC.

Thomas F. McDevitt, Director 1290 Avenue of the Americas New York, NY 10104 (1956)	Term Indefinite – Since Inception	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	19	Director of Jones Lang LaSalle Property Trust, Inc. (12/04 to 06/15).

Stephen V. Murphy, Director 1290 Avenue of the Americas New York, NY 10104 (1945)	Term Indefinite – Since Inception	President of S.V. Murphy & Co, an investment banking firm.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of The First of Long Island Corporation and The First National Bank of Long Island.

Thomas G. Yellin, Director 1290 Avenue of the Americas New York, NY 10104 (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 6/2006).	19	Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Manager of Man FRM Alternative Multi-Strategy Fund LLC.

* As of March 31, 2020 the ‘‘Fund Complex’’ consists of NB Private Markets Fund II (Master) LLC, NB Private Markets Fund II (TI) LLC, NB Private Markets Fund II (TE) LLC, NB Private Markets Fund III (Master) LLC, NB Private Markets Fund III (TI) LLC, NB Private Markets Fund III (TE) LLC, UST Global Private Markets Fund LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund V Holdings LP, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TI) Advisory LP, NB Crossroads Private Markets Fund VI Holdings LP, NB Crossroads Private Markets Fund VI LP, NB Crossroads Private Markets Fund VI Advisory LP, and NB Crossroads Private Markets Fund VI Custody LP.

NB Crossroads Private Markets Fund VI LP

Officers of the Partnership

March 31, 2020 (Unaudited)

Information pertaining to the officers of the Partnership is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

James D. Bowden (1953)	Chief Executive Officer and President	Term — Indefinite; Length — since 2018 (previously, Vice President since inception)	Managing Director, Neuberger Berman LLC, since 2015. Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013).

Claudia A. Brandon (1956)	Executive Vice President and Secretary	Term — Indefinite; Length — since inception	Senior Vice President, Neuberger Berman LLC, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President – Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999).

Mark Bonner (1977)	Treasurer	Term — Indefinite; Length — since 2020 (previously, Assistant Treasurer since inception)	Senior Vice President, Neuberger Berman LLC, since 2015. Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate, PricewaterhouseCoopers LLP (1999-2004).

Sarah Doane (1989)	Assistant Treasurer	Term — Indefinite; Length — since 2020	Assistant Vice President, Neuberger Berman LLC, since 2016. Formerly Internal Auditor, Arbella Insurance Group (2015-2016), Associate, PricewaterhouseCoopers (2012-2015)

Savonne Ferguson (1973)	Chief Compliance Officer	Term — Indefinite; Length — since 2018	Chief Compliance Officer (Mutual Funds) and Associate General Counsel, NBIA, since 2018. Formerly, Vice President T. Rowe Price Group, Inc. (2018), Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc. (2014-2018), Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (2009-2014), Secretary, PNC Funds and PNC Advantage Funds (2010-2014).

Corey A. Issing (1978)	Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Term — Indefinite; Length — since Inception	General Counsel and Head of Compliance– Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013).

NB Crossroads Private Markets Fund VI LP

Officers of the Partnership

March 31, 2020 (Unaudited)

Information pertaining to the officers of the Partnership is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

Sheila James (1965)	Assistant Secretary	Term — Indefinite; Length — since Inception	Vice President, Neuberger Berman LLC, since 2008 and Employee since 1999; Vice President, NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007-2008); Employee, NBIA (1991-1999).

Brian Kerrane (1969)	Vice President	Term — Indefinite; Length — since Inception	Managing Director, Neuberger Berman LLC, since 2013; Chief Operating Officer – Mutual Funds and Managing Director, NBIA, since 2015. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991.

Josephine Marone (1963)	Assistant Secretary	Term — Indefinite; Length — since Inception	Senior Paralegal, Neuberger Berman LLC, since 2007 and Employee since 2007.

Brien Smith (1957)	Vice President	Term — Indefinite; Length — since 2017	Managing Director, Neuberger Berman LLC, since 2005. Chief Operating Officer of NB Private Equity Division since 2017.

* The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden, Mark Bonner and Sarah Doane whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Brien Smith whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the LP Fund are employees and/or officers of the Registered Investment Adviser. Officers of the LP Fund are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in this report is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in the LP Fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

NB Crossroads Private Markets Fund VI Holdings LP

Financial Statements

For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020

NB Crossroads Private Markets Fund VI Holdings LP

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

NB Crossroads Private Markets Fund VI Holdings LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of March 31, 2020

Assets

Due from feeder fund	$2,367,465

Total Assets	$2,367,465

Liabilities

Due to affiliates	$52,354
Audit fees payable	22,950
Administration service fees payable	10,188
Other payables	111

Total Liabilities	$85,603

Commitments and contingencies (Note 5)

Partners’ Capital - Net Assets	$2,281,862

Units of Partnership Interests outstanding (unlimited units authorized)	2,399.07
Net Asset Value Per Unit	$951.15

The accompanying notes are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund VI Holdings LP

Statement of Operations

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

Operating Expenses:

Organizational costs	$32,450
Legal fees	28,945
Audit fees	22,950
Board of Directors' fees	21,875
Administration service fees	10,188
Other fees	796

Total Operating Expenses	117,204

Net Investment Loss	(117,204)

Net Decrease in Partners’ Capital – Net Assets Resulting from Operations	$(117,204)

The accompanying notes are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund VI Holdings LP

Statement of Changes in Partners’ Capital – Net Assets

For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020

Total Partners' Capital
Partners' committed capital	$92,950,509

Partners' capital at February 14, 2020	$-
Capital contributions	2,399,066
Net investment loss	(117,204)
Partners' capital at March 31, 2020	$2,281,862

The accompanying notes are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund VI Holdings LP

Statement of Cash Flows

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Partners’ Capital – Net Assets resulting from operations	$(117,204)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Changes in assets and liabilities related to operations
Increase (decrease) in due to affiliates	52,354
Increase (decrease) in audit fees payable	22,950
Increase (decrease) in administration service fees payable	10,188
Increase (decrease) in other payables	111

Net cash provided by (used in) operating activities	(31,601)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	31,601

Net cash provided by (used in) financing activities	31,601

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at end of period	$-

The accompanying notes are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund VI Holdings LP
Financial Highlights

	For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(48.85)
Net decrease in net assets resulting from operations	(48.85)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-
NET ASSET VALUE, END OF PERIOD	$951.15
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(4.89	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$2,282
Ratios to Average Partners' Capital - Net Assets: (5)
Expenses excluding incentive carried interest	56.10	%(7)
Net change in incentive carried interest	-
Expenses including incentive carried interest	56.10	%(7)
Net investment loss excluding incentive carried interest	(56.10	%)(7)
Portfolio Turnover Rate (6)	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (8)	NM

(1)	Selected data for a unit of Master Fund Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - net assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on February 14, 2020 through March 31, 2020.
As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	Annualized for the period February 14, 2020 (Commencement of Operations) through March 31, 2020. The expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For period ended March 31, 2020, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

1. Organization

NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited liability partnership on June 1, 2018. The Master Fund commenced operations on February 14, 2020. The Master Fund’s terms will expire on December 31 following the tenth anniversary from the initial subscription closing date (the “Initial Close”), subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by a majority-in-interest of its Partners as defined in the Master Fund’s limited partnership agreements (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive long-term returns. The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third- party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”) pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund VI LP (the “Partnership”) pursues its investment objectives by investing substantially all of its assets in the Master Fund. The Partnership is a Delaware limited liability partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Partnership has the same investment objective and substantially the same investment policies as the Master Fund.

The Board has overall responsibility to manage and supervise the operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and Co-Investments and to manage the day-to-day operations of the Master Fund.

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Partnership a partner of the Master Fund (“Partners”).  As of March 31, 2020, the Partnership’s ownership of the Master Fund’s Partners’ contributed capital was 100%. A NB affiliate (the “Special Partner’) will commit to the Master Fund in the final close.

6

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its Net Asset Value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to an investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

7

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

There were no investments on the Statement of Assets, Liabilities and Partners’ Capital - Net Assets as of March 31, 2020.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

8

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

Cash and cash equivalents on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of March 31, 2020, the Master Fund held $0, in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Master Fund’s change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Underlying Investments. The Master Fund may also recognize realized losses based upon information received from the Underlying Investment managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Underlying Investment.

The Underlying Investments may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of March 31, 2020 there is no provision for federal income or excise tax within the financial statements.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.  The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Underlying Investments. As of March 31, 2020, the Master Fund did not have any Underlying Investments.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2019, there are no tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations. FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Sub-Adviser has reviewed the Master Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the period February 14, 2020 (Commencement of Operations) through March 31, 2020. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Master Fund did not incur any interest or penalties.

9

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Underlying Investments

Each Underlying Investment will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Underlying Investments. These fees are reflected in the valuations of the Underlying Investments and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Directors’ fees (as defined herein); and expenses of meetings of the Board.

J. Organizational and Offering Costs

Organization and offering costs are costs incidental to the organization, issuing and marketing of interest in a partnership and are non-recurring in nature. The Master Fund shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s feeder funds exceed $400,000 as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser. For the period ended March 31, 2020, organization and offering costs exceeded $400,000 and as such the Master Fund has incurred Organization costs of $32,450 as shown in the Statement of Operations.

10

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the administrative services to the Partnership, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Master Fund incurred Advisory Fees totaling $0.

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Master Fund incurred administration service fees totaling $10,188.

The Board consists of six directors, each of whom is not an “interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Master Fund incurred $21,875 in Independent Directors’ fees.

11

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

4. Capital Commitments from Partners

At March 31, 2020, capital commitments from Partners totaled $92,950,509. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $2,399,066, which represents approximately 2.58% committed capital at March 31, 2020.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the Master Fund issued 2,399.07 units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund’s LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of March 31, 2020, the Master Fund has not made any distributions to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 7% to the Special Partner (as defined in Note 1 of the Master Fund’s notes), if the Master Fund reaches an allocation of at least 40% of its Underlying Commitments to Secondary and Co-Investments combined; 6.75% if the Master Fund’s allocation to Secondary and Co-Investments is at least 35% but less than 40%; and 6.5% if the allocation is below 35% of Underlying Commitments. The Special Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the net asset value (“NAV”) of the Master Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Partners’ Equity – Net Assets discloses the amount payable and paid to the Special Partner in the period in which it occurs. At March 31, 2020, there was no Incentive Carried Interest.

5. Capital Commitments of the Master Fund to Investments

As of March 31, 2020, the Master Fund had total capital commitments of $0 to the investments.

6. Description of the Investments

Due to the nature of the investments, the Master Fund cannot liquidate its positions in the investments except through distributions from the investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

12

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

7. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

13

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Financial Statements

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

9. Subsequent Events

The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) may impact operating performance at the Master Fund’s portfolio companies in the near term.

The Master Fund has evaluated all events subsequent to May 30, 2020, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

14

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Partners and Board of Directors

NB Crossroads Private Markets Fund VI Holdings LP:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital – net assets of NB Crossroads Private Markets Fund VI Holdings LP (the Company), as of March 31, 2020, the related statements of operations, changes in partners’ capital – net assets, and cash flows for the period from February 14, 2020 (commencement of operations) through March 31, 2020, and the related notes (collectively, the financial statements) and the financial highlights for the period from February 14, 2020 through March 31, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of March 31, 2020, the results of its operations, the changes in its net assets, cash flows, and the financial highlights for the period from February 14, 2020 through March 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more NB Private Markets/NB Crossroads Private Markets investment companies since 2016.

Boston, Massachusetts

May 30, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

15

NB Crossroads Private Markets Fund VI Holdings LP

Supplemental Information (Unaudited)

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the period February 14, 2020 (Commencement of Operations) through March 31, 2020 .

The Master Fund files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Master Fund’s N-PORT filings are in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

16

NB Crossroads Private Markets Fund VI Holdings LP

Advisory and Sub-Advisory Agreement Approval(Unaudited)

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

Advisory and Sub-Advisory Agreement Approval

The Board of the Master Fund considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at a meeting held on July 31, 2018 (the "July Meeting"). The Board is comprised solely of Independent Directors, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Directors were represented and assisted by independent legal counsel.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board recognized and noted that the Agreements were substantially similar to the advisory and sub-advisory agreements for the other registered funds of private equity funds that the Board oversees, except for the fees payable thereunder. The Board also discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the expected effective investment advisory fee rate paid by the Master Fund and the appropriateness of such Advisory Fee. The Board reviewed and considered how the proposed Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that as the Master Fund has not commenced investment operations and did not have any assets, economies of scale were not a significant factor for the Master Fund. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board concluded that proposed Advisory Fee and Sub-Advisory Fee were fair and reasonable.

The Board discussed and reviewed the nature, extent and quality of services proposed to be rendered to the Master Fund by NBIA and NBAA. The Board reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the proposed portfolio management team. As the Master Fund had not yet commenced operations, the Board was not able to review the Master Fund's performance.

17

NB Crossroads Private Markets Fund VI Holdings LP

Advisory and Sub-Advisory Agreement Approval (Unaudited)

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

The Board also reviewed and considered an estimated profitability analysis. The Board noted that the Master Fund was not operational as of the date of the July Meeting and accordingly there were no net profits to NBIA and NBAA at that time.

The Board also continued its review in an executive session in which independent legal counsel was present. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the Agreements.

*      *      *      *      *

The Board of the Master Fund considered proposed changes to the Advisory Fee paid under the Investment Advisory Agreement between the Master Fund and NBIA at a meeting held on November 26, 2018.

The Board recognized and noted that the Investment Advisory Agreement had previously been approved at the July Meeting, and the currently proposed changes would only affect the Advisory Fee payable under the Agreement. It was noted that the proposed changes were expected to result in a reduction in the aggregate advisory fees payable by the Master Fund, causing total invested capital to more closely approximate net value for purposes of required Securities and Exchange Commission disclosures, which would address potential investor confusion concerns expressed by certain financial advisers. The Board reviewed and considered how the proposed Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that as the Master Fund has not commenced investment operations and did not have any assets, economies of scale were not a significant factor for the Master Fund. During its discussion of the Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA and its affiliates. The Board concluded that proposed Advisory Fee was fair and reasonable.

The Board also continued its review in an executive session in which independent legal counsel was present. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the proposed changes to the Investment Advisory Agreement.

18

NB Crossroads Private Markets Fund VI Holdings LP

Board of Directors of the Master Fund (Unaudited)

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

Information pertaining to the Board of Directors of the Master Fund is set forth below.

Name, Position(s) Held, Address, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex* Overseen by Director	Other Directorships Held by Director During Past 5 Years
Disinterested Directors

Virginia G. Breen, Director 1290 Avenue of the Americas New York, NY 10104 (1964)	Term Indefinite – Since Inception	Partner, Chelsea Partners (7/11 to present); private investor and board member of certain entities (as listen herein)	19	Director, Jones Lang LaSalle Property Trust, Inc.; Trustee/Director, UBS A&Q Registered Fund Complex (4 funds); Director, Calamos Fund Complex (26 funds); Director, Paylocity Holding Corp.

Alan Brott, Director 1290 Avenue of the Americas New York, NY 10104 (1942)	Term Indefinite – Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (2000-2017); Former Partner of Ernst & Young.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Director of Stone Harbor Investment Funds (8 funds), Stone Harbor Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.

Victor F. Imbimbo, Jr., Director 1290 Avenue of the Americas New York, NY 10104 (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldwide, and Executive Vice President of TBWA\New York.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC.

Thomas F. McDevitt, Director 1290 Avenue of the Americas New York, NY 10104 (1956)	Term Indefinite – Since Inception	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	19	Director of Jones Lang LaSalle Property Trust, Inc. (12/04 to 06/15).

Stephen V. Murphy, Director 1290 Avenue of the Americas New York, NY 10104 (1945)	Term Indefinite – Since Inception	President of S.V. Murphy & Co, an investment banking firm.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of The First of Long Island Corporation and The First National Bank of Long Island.

Thomas G. Yellin, Director 1290 Avenue of the Americas New York, NY 10104 (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 6/2006).	19	Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Manager of Man FRM Alternative Multi-Strategy Fund LLC.

* As of March 31, 2020 the ‘‘Fund Complex’’ consists of NB Private Markets Fund II (Master) LLC, NB Private Markets Fund II (TI) LLC, NB Private Markets Fund II (TE) LLC, NB Private Markets Fund III (Master) LLC, NB Private Markets Fund III (TI) LLC, NB Private Markets Fund III (TE) LLC, UST Global Private Markets Fund LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund V Holdings LP, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TI) Advisory LP, NB Crossroads Private Markets Fund VI Holdings LP, NB Crossroads Private Markets Fund VI LP, NB Crossroads Private Markets Fund VI Advisory LP, and NB Crossroads Private Markets Fund VI Custody LP.

19

NB Crossroads Private Markets Fund VI Holdings LP

Officers of the Master Fund (Unaudited)

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

Information pertaining to the officers of the Master Fund is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

James D. Bowden (1953)	Chief Executive Officer and President	Term — Indefinite; Length — since 2018 (previously, Vice President since inception)	Managing Director, Neuberger Berman LLC, since 2015. Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013).

Claudia A. Brandon (1956)	Executive Vice President and Secretary	Term — Indefinite; Length — since inception	Senior Vice President, Neuberger Berman LLC, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President – Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999).

Mark Bonner (1977)	Treasurer	Term — Indefinite; Length — since 2020 (previously, Assistant Treasurer since inception)	Senior Vice President, Neuberger Berman LLC, since 2015. Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate, PricewaterhouseCoopers LLP (1999-2004).

Sarah Doane (1989)	Assistant Treasurer	Term — Indefinite; Length — since 2020	Assistant Vice President, Neuberger Berman LLC, since 2016. Formerly Internal Auditor, Arbella Insurance Group (2015-2016), Associate, PricewaterhouseCoopers (2012-2015)

Savonne Ferguson (1973)	Chief Compliance Officer	Term — Indefinite; Length — since 2018	Chief Compliance Officer (Mutual Funds) and Associate General Counsel, NBIA, since 2018. Formerly, Vice President T. Rowe Price Group, Inc. (2018), Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc. (2014-2018), Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (2009-2014), Secretary, PNC Funds and PNC Advantage Funds (2010-2014).

Corey A. Issing (1978)	Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Term — Indefinite; Length — since Inception	General Counsel and Head of Compliance– Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013).

20

NB Crossroads Private Markets Fund VI Holdings LP

Officers of the Master Fund (Unaudited)

For the Period February 14, 2020 (Commencement of Operations)

Through March 31, 2020

Information pertaining to the officers of the Master Fund is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

Sheila James (1965)	Assistant Secretary	Term — Indefinite; Length — since Inception	Vice President, Neuberger Berman LLC, since 2008 and Employee since 1999; Vice President, NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007-2008); Employee, NBIA (1991-1999).

Brian Kerrane (1969)	Vice President	Term — Indefinite; Length — since Inception	Managing Director, Neuberger Berman LLC, since 2013; Chief Operating Officer – Mutual Funds and Managing Director, NBIA, since 2015. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991.

Josephine Marone (1963)	Assistant Secretary	Term — Indefinite; Length — since Inception	Senior Paralegal, Neuberger Berman LLC, since 2007 and Employee since 2007.

Brien Smith (1957)	Vice President	Term — Indefinite; Length — since 2017	Managing Director, Neuberger Berman LLC, since 2005. Chief Operating Officer of NB Private Equity Division since 2017.

* The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden, Mark Bonner, and Sarah Doane whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Brien Smith whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the Master Fund are employees and/or officers of the Registered Investment Adviser. Officers of the Master Fund are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in this report is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in the Master Fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request

21

Item 2. Code of Ethics.

The Registrant (or the “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there were no substantive amendments to or waivers from the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors (the “Board”) of the Registrant has determined that Alan Brott and Stephen V. Murphy possess the technical attributes to qualify as the audit committee's financial experts and that each of them is an "independent" Director pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

KPMG, LLP serves as independent registered public accounting firm to the Registrant.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal year ended March 31, 2020 was $9,500.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last fiscal year.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last fiscal year.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last fiscal year.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None of the services described in paragraphs (b)-(d) above were approved by the Registrant’s audit committee pursuant to the “de minimis exception” in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to:

(i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2020, were $0.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Subject to the Board’s oversight, the Registrant has delegated responsibility to vote any proxies the Registrant may receive to the Investment Adviser, Neuberger Berman Investment Advisers LLC (“NBIA”).

NBIA is required by the Board to vote proxies related to portfolio securities in the best interests of the Registrant and its members. The Board permits NBIA to contract with a third party to obtain proxy voting and related services, including research of current issues.

NBIA has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NBIA votes proxies prudently and in the best interest of its advisory clients for whom NBIA has voting authority, including the Registrant. The Proxy Voting Policy also describes how NBIA addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NBIA’s Governance and Proxy Committee (“Proxy Committee”) is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendor as a voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NBIA utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NBIA’s voting guidelines or, in instances where a material conflict has been determined to exist, in accordance with the voting recommendations of Glass Lewis.

NBIA retains final authority and fiduciary responsibility for proxy voting. NBIA believes that this process is reasonably designed to address material conflicts of interest that may arise between NBIA and a client as to how proxies are voted.

In the event that an investment professional at NBIA believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NBIA’s proxy voting guidelines, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NBIA and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional would not be appropriate, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Registrant toll-free at 866-637-2587 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of March 31, 2020:

Neuberger Berman Private Equity’s investment team is responsible for the day-to-day management of the Fund and, along with other members of NB Private Equity, serves as the day-to-day interface with the members of the Investment Committee, which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

The Investment Committee is responsible for the development, selection, and ongoing monitoring and realization of investments:

James Bowden is a Managing Director of Neuberger Berman. Previously, Mr. Bowden was a Managing Director at Bank of America / Merrill Lynch, managing the group’s private equity fund of funds business since its inception in 1998. In that capacity he led the private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the Bank of America fund of funds business. Mr. Bowden’s career covers a variety of private equity, commercial banking and management consulting positions. Prior to joining Bank of America / Merrill Lynch, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. Earlier in his career, he was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds and previously focused on commercial lending and problem loan workouts during his time at Continental Bank, Citicorp and the American National Bank of Chicago. Mr. Bowden received his M.B.A. and B.B.A. from the University of Michigan. Mr. Bowden is a Certified Public Accountant.

John P. Buser is a Managing Director of Neuberger Berman and Executive Vice Chairman of NB Alternatives. He is also a member of the Private Investment Portfolios, Co Investment, Latin America Private Equity, Northbound and Secondary Investment Committees. Before joining Neuberger Berman in 1999, Mr. Buser was a partner at the law firm of Akin, Gump, Strauss, Hauer & Feld, L.L.P., where he had extensive experience in the practice of domestic and international income taxation during his 17 year tenure. Mr. Buser was admitted to the State Bar of Texas in 1982 after receiving his J.D. from Harvard Law School. Prior to attending law school, Mr. Buser graduated summa cum laude with a B.S. in accounting from Kansas State University.

Kent Chen is a Managing Director of Neuberger Berman and leader of the firm’s private equity efforts in the Asia Pacific region. He is also a member of the Private Investment Portfolios and Co-Investment Investment Committees. Mr. Chen joined Neuberger Berman in May 2015 from the Hong Kong Monetary Authority (“HKMA”) after 17 years in central banking in various positions including Deputy Chief Representative of the HKMA’s New York Office and Advisor to the Executive Director for China at the International Monetary Fund in Washington D.C. Beginning in 2008, Mr. Chen helped to establish the HKMA’s private equity program, comprising of global buyout, Asia private equity and global energy investments. Before joining the HKMA in 1998, Mr. Chen was Head of China Research at Daiwa Securities in Hong Kong covering the Chinese stocks market with a focus on infrastructure, energy and power equipment stocks. Mr. Chen has been awarded the Chartered Financial Analyst designation and earned a Master of M.P.A from Columbia University, M.B.A from University of Hull and Bachelor of Science in Economics from University of London.

Michael Kramer is a Managing Director of Neuberger Berman. He is a member of the Co-Investment, Credit Opportunities, Marquee Brands and Private Investment Portfolios Investment Committees as well as a member of the Board of Directors for Marquee Brands. Before joining Neuberger Berman in 2006, Mr. Kramer was a vice president at The Cypress Group, a private equity firm with $3.5 billion under management. Prior thereto, he worked as an analyst at PaineWebber Incorporated. Mr. Kramer holds an M.B.A. from Harvard Business School and a B.A., cum laude, from Harvard College.

John H. Massey is the Chairman of the Neuberger Berman Private Investment Portfolios Investment Committee. He is also a member of the Co-Investment Investment Committee. In 1996, Mr. Massey was elected as one of the original members of the board of directors of the PineBridge Fund Group. Mr. Massey is active as a private investor and corporate director. Previously, he was Chairman and CEO of Life Partners Group, Inc., a NYSE listed company. Over the last 35 years, Mr. Massey has also served in numerous executive leadership positions with other publicly held companies including Gulf Broadcast Corporation, Anderson Clayton & Co., and Gulf United Corporation. He began his career in 1966 with Republic National Bank of Dallas as an investment analyst. Mr. Massey currently serves on the boards of several financial institutions, including Central Texas Bankshare Holdings, and Hill Bancshares Holdings, Inc., among others. He is also the principal shareholder of Columbus State Bank in Columbus, Texas and Hill Bank and Trust Company in Weimar, Texas. Mr. Massey received the Most Distinguished Alumnus award from SMU’s Cox School of Business in 1993. In 2009, he and Mrs. Massey were jointly named Most Distinguished Alumnus by The University of Texas from the Dallas/Fort Worth area. He currently serves as Chair of the Board of Trustees of the University of Texas School of Law and as an Advisory Board Member of the McCombs School of Business at The University of Texas. He is also active in oil and gas, agricultural and wildlife conservation activities in Colorado County and Matagorda County, Texas. Mr. Massey received a B.B.A. from Southern Methodist University and an M.B.A. from Cornell University. He also earned an L.L.B. from The University of Texas at Austin. He received his Chartered Financial Analyst designation and has been a member of the State Bar of Texas since 1966.

David Morse is a Managing Director of Neuberger Berman, and is the Global Co-Head of Private Equity Co-Investments. He is also a member of Co-Investment, Private Debt and Private Investment Portfolios Investment Committees. Mr. Morse is currently a Board Observer of Salient Solutions, Behavioral Health Group, Taylor Precision Investments, Gabriel Brothers’ Stores, and Extraction Oil and Gas, all of which are portfolio companies of our dedicated co-investment funds. Mr. Morse joined Lehman Brothers in 2003 as a Managing Director and principal in the Merchant Banking Group where he helped raise and invest Lehman Brothers Merchant Banking Partners III L.P. Prior to joining Lehman Brothers, Mr. Morse was a founding Partner of Hampshire Equity Partners (and its predecessor entities). Founded in 1993, Hampshire is a middle-market private equity and corporate restructuring firm with $825 million of committed capital over three private equity funds. Prior to Hampshire, Mr. Morse worked in GE Capital’s Corporate Finance Group providing one-stop financings to middle-market buyouts. Mr. Morse began his career in 1984 in Chemical Bank’s middle-market lending group. Mr. Morse holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. in Economics from Hamilton College. Mr. Morse is a member of the M.B.A. Advisory Board of the Tuck School, a member of the Alumni Council of Hamilton College, and a member of the Board of Trustees of the Berkshire School.

Joana P. Rocha Scaff is a Managing Director of Neuberger Berman, Head of Europe Private Equity and a member of the Co-Investment, Latin America Private Equity and Private Investment Portfolios Investment Committees. Previously, Ms. Scaff worked in investment banking covering primarily the telecommunications, media and information services sectors. Ms. Scaff worked in the investment banking division of Lehman Brothers, and prior to that at Citigroup Global Markets and Espirito Santo Investment. She advised on corporate transactions including mergers and acquisitions, financial restructurings and public equity and debt offerings in the United States, Europe and Brazil. Ms. Scaff received her M.B.A. from Columbia Business School and her B.A. in Business Management and Administration from the Universidade Catolica of Lisbon. Ms. Scaff is a member of the LP Committee of the BCVA – British Private Equity & Venture Capital Association.

Jonathan D. Shofet is the Global Head of the Firm’s Private Investment Portfolios group and is a Managing Director of Neuberger Berman. He is also a member of the Private Investment Portfolios and Co-Investment Investment Committees. Prior to joining Neuberger Berman in 2005, Mr. Shofet was a member of the Lehman Brothers Private Equity division, focusing on mid-through late-stage equity investments primarily in the technology, communications and media sectors. Prior to that, Mr. Shofet was a member of the Lehman Brothers Investment Banking division, where he focused on public and private financings, as well as strategic advisory in the real estate, technology and utility sectors. Mr. Shofet sits on the Limited Partner Advisory Boards of a number of funds including those managed by Amulet Capital, Beacon Capital Partners, Castlelake Airline Credit and Credit Strategies, Cerbeus Institutional Partners, Clearlake Capital, ComVest Investment Partners, DFW Capital, Monomoy Capital Partners, Platinum Equity, Siris Partners, Tengram Capital Partners, Thomas H. Lee Partners and Vector Capital Partners. He is also a Board Observer for several private companies. Mr. Shofet holds a B.A. from Binghamton University, where he graduated summa cum laude, Phi Beta Kappa.

Brien P. Smith is a Managing Director of Neuberger Berman and the Chief Operating Officer of the Neuberger Berman Private Equity Division. He is also a member of the Private Investment Portfolios, Co-Investment, Latin America Private Equity and Private Debt Investment Committees. Mr. Smith sits on the Limited Partner Advisory Boards of a number of investment relationships on behalf of Neuberger Berman funds. Prior to joining Neuberger Berman in 2001, Mr. Smith worked in the middle market private equity firm Mason Best Company, L.P., and its affiliates. While at Mason Best, Mr. Smith served in a number of roles, including executing private equity investments and dispositions, arranging transaction financing and restructuring underperforming investments. Mr. Smith began his career at Arthur Andersen & Co. where he focused on the financial services sector in the southwest. Mr. Smith sits on the Red McCombs School of Business Advisory Council at the University of Texas at Austin. He is also a director of National Autotech Inc. and has also served on a number of other boards of directors. Mr. Smith received a Master’s in Professional Accounting and a B.B.A. from the University of Texas at Austin.

David S. Stonberg is a Managing Director of Neuberger Berman and is the Global Co-Head of Private Equity Co-Investments. He is also a member of the Co-Investment, Private Investment Portfolios, Renaissance and Secondary Investment Committees. Before joining Neuberger Berman in 2002, Mr. Stonberg held several positions within Lehman Brothers’ Investment Banking Division including providing traditional corporate and advisory services to clients as well as leading internal strategic and organizational initiatives for Lehman Brothers. Mr. Stonberg began his career in the Mergers and Acquisitions Group at Lazard Frères. Mr. Stonberg is also a member of the Neuberger Berman Risk Committee. Mr. Stonberg holds an M.B.A. from the Stern School of New York University and a B.S.E. from the Wharton School of the University of Pennsylvania.

Anthony D. Tutrone is the Global Head of Neuberger Berman Private Equity and a Managing Director of Neuberger Berman. He is a member of all Neuberger Berman Private Equity’s Investment Committees. Mr. Tutrone is a member of Neuberger Berman's Partnership, Operating, and Asset Allocation Committees. Prior to starting at Neuberger Berman, from 1994 to 2001, Mr. Tutrone was a Managing Director and founding member of The Cypress Group, a private equity firm focused on middle market buyouts with approximately $3.5 billion in assets under management. Mr. Tutrone began his career at Lehman Brothers in 1986, starting in Investment Banking and in 1987 becoming one of the original members of the firm’s Merchant Banking Group. This group managed a $1.2 billion private equity fund focused on middle market buyouts. He has been a member of the board of directors of several public and private companies and has sat on the advisory boards of several private equity funds. Mr. Tutrone earned an M.B.A. from Harvard Business School and a B.A. in Economics from Columbia University.

Peter J. Von Lehe is the head of Investment Solutions and Strategy and is a Managing Director of Neuberger Berman. He is also a member of the Athyrium, Private Investment Portfolios, Co-Investment, Marquee Brands and Renaissance Investment Committees. Mr. von Lehe sits on the Limited Partner Advisory Boards of a number of investment relationships globally on behalf of Neuberger Berman funds. Previously, Mr. von Lehe was a Managing Director and Deputy Head of the Private Equity Fund of Funds unit of Swiss Re Company. There, Mr. von Lehe was responsible for investment analysis and product structuring and worked in both New York and Zurich. Before that, he was an attorney with the law firm of Willkie Farr & Gallagher LLP in New York focusing on corporate finance and private equity transactions. He began his career as a financial analyst for a utility company, where he was responsible for econometric modeling. Mr. von Lehe received a B.S. with Honors in Economics from the University of Iowa and a J.D. with High Distinction, from the University of Iowa College of Law. He is a member of the New York Bar.

Patricia Miller Zollar is a Managing Director of Neuberger Berman.  Within the alternatives business, she is responsible for managing a bespoke Co-Investment Separate Account and leading the NorthBound Emerging Managers Private Equity Fund, a private equity fund which invests in private equity partnership interests and co-investments. She is also a member of the Co-Investment, Private Investment Portfolios, and NorthBound Investment Committees.  Before the management buyout of Neuberger, Ms. Zollar co-headed and co-founded the Lehman Brothers Partnership Solutions Group (“PSG”), a Wall Street business focused on developing strategic opportunities with women- and minority-owned financial services firms. The innovation of the Partnership Solutions Group was chronicled in a case study for the Harvard Business School. Before rejoining Lehman Brothers in 2004, Ms. Zollar was a vice president in the Asset Management Division of Goldman Sachs.  Ms. Zollar began her career as a Certified Public Accountant in the Audit Division of Deloitte & Touche. She received her MBA from Harvard Business School and her B.S., with highest distinction, from North Carolina A&T State University, where she formerly served as Chairperson of the Board of Trustees and is the recipient of an honorary Doctorate degree. Ms. Zollar is a member of the Executive Leadership Council and serves on the executive board of the National Association of Investment Companies and The Apollo Theater.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2020:

The following tables set forth information about funds and accounts other than the Registrant for which a member of the Portfolio Management Team is primarily responsible for the day-to-day portfolio management as of March 31, 2020, unless indicated otherwise.

James D. Bowden

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	5	$1,375,114,394	0	$0

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	5	$1,375,114,394	0	$0

Kent Chen

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

John P. Buser

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	26	$19,162,873,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	26	$19,162,873,932	60	$20,270,093,905

Michael Kramer

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

John H. Massey

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

David Morse

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance-Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Joana P. Rocha Scaff

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Jonathan D. Shofet

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed

Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Brien P. Smith

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

David S. Stonberg

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	28	$20,824,749,432	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	28	$20,824,749,432	60	$20,270,093,905

Anthony D. Tutrone

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	28	$20,824,749,432	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	28	$20,824,749,432	60	$20,270,093,905

Peter J. Von Lehe

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Patricia Miller Zollar

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,088,956,955	24	$14,674,738,932	60	$20,270,093,905

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2020:

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•	Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel.

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•	Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

•	Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

(a)(4) Disclosure of Securities Ownership.

As of March 31, 2020, no Portfolio Management Team member owned any interest in the Registrant.

(b) Not applicable.

Item 9.	Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11.	Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the fiscal year ended March 31, 2020.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the fiscal year ended March 31, 2020.

Item 13.	Exhibits.

(a)(1)	Code of Ethics - see Item 2

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund VI LP

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
Date: June 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)
Date: June 9, 2020

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)
Date: June 9, 2020